United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2782
(Investment Company Act File Number)

Federated Hermes Sustainable High Yield Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-03-31

Date of Reporting Period: Six months ended 2025-09-30

Item 1.	Reports to Stockholders

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Class A Shares | FHIIX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.89%

Key Fund Statistics

  Net Assets$502,382,985
  Number of Investments425
  Portfolio Turnover16%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Semi-Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195108

8110103-A (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Class C Shares | FHICX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.72%

Key Fund Statistics

  Net Assets$502,382,985
  Number of Investments425
  Portfolio Turnover16%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Semi-Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195306

8110103-B (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Institutional Shares | FHISX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.64%

Key Fund Statistics

  Net Assets$502,382,985
  Number of Investments425
  Portfolio Turnover16%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Semi-Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195405

8110103-C (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Class R6 Shares | FHBRX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$32	0.63%

Key Fund Statistics

  Net Assets$502,382,985
  Number of Investments425
  Portfolio Turnover16%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Semi-Annual Shareholder Report

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314195504

8110103-D (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
September 30, 2025

Share Class | Ticker	A | FHIIX	C | FHICX	Institutional | FHISX	R6 | FHBRX

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.7%
	Aerospace/Defense—1.6%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 359,063
200,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	205,833
825,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	844,512
1,825,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	1,881,201
450,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	459,139
675,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	699,995
2,000,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,027,486
400,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	413,870
975,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	961,436
	TOTAL	7,852,535
	Airlines—0.1%
181,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	181,484
450,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	452,059
	TOTAL	633,543
	Automotive—3.8%
225,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	230,975
575,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	595,835
925,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	970,849
950,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	982,115
2,025,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	2,071,140
350,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	349,795
1,650,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,421,129
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	811,898
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,921,534
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	885,460
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,240,222
1,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,191,408
225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	224,937
1,100,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	1,116,702
1,650,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,732,843
1,275,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	1,280,789
1,825,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,913,701
	TOTAL	18,941,332
	Banking—0.3%
1,500,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,500,928
	Building Materials—3.5%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	514,929
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	189,940
750,000	Camelot Return Merger SU, Sr. Secd. Note, 144A, 8.750%, 8/1/2028	726,334
525,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	550,334
1,375,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	1,374,413
1,450,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	1,448,864
1,125,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	1,164,106
1,300,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	1,336,241
525,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	512,722
1,500,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	1,523,262
1,125,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	1,167,633
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	$ 702,490
425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	407,758
1,925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	1,952,538
700,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	718,932
1,200,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	1,196,484
2,100,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,095,673
	TOTAL	17,582,653
	Cable Satellite—6.9%
425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	387,044
1,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,290,599
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	627,261
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,559,406
675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	600,538
1,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,272,460
300,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	277,685
1,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,511,573
2,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,988,159
2,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,112,434
2,750,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,775,744
950,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	622,882
1,575,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,025,546
1,000,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	980,415
375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	370,191
1,750,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,587,088
925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	894,567
1,025,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	962,064
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	725,747
3,275,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	3,122,287
3,600,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	3,594,453
1,100,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,022,651
400,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	377,488
1,700,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,682,013
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	188,374
1,075,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	997,461
1,525,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,380,755
2,000,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,889,464
	TOTAL	34,826,349
	Chemicals—4.2%
800,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	758,619
600,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	597,640
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	157,120
1,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	1,007,364
2,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	1,992,812
325,000	Cheever Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 10/1/2027	330,971
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,333,739
500,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	492,869
1,850,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	1,863,845
2,825,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	2,829,708
1,175,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	1,130,924
1,000,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	1,014,410
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 2,125,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 9.750%, 11/15/2028	$ 2,231,516
1,300,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,263,400
1,600,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,486,746
600,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	602,357
248,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	246,772
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	742,054
250,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	255,155
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	860,516
	TOTAL	21,198,537
	Construction Machinery—1.3%
1,525,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	1,585,300
875,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	914,110
925,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	953,230
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	622,338
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	947,922
1,300,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,307,632
	TOTAL	6,330,532
	Consumer Cyclical Services—3.5%
450,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	462,908
1,700,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	1,783,930
2,000,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,967,918
1,131,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,127,443
1,100,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	1,141,253
350,000	Garda World Security Corp., Sr. Secd. Note, 144A, 4.625%, 2/15/2027	347,659
450,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	461,682
1,600,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,587,766
2,350,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,441,384
1,000,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	999,403
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,276,273
250,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	245,810
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,347,295
375,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	378,589
700,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	720,982
1,125,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,171,153
	TOTAL	17,461,448
	Consumer Products—2.0%
1,700,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	1,811,579
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	785,884
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	599,649
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,584,611
1,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,230,038
1,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	1,150,647
800,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	737,460
2,250,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	2,247,449
	TOTAL	10,147,317
	Diversified Manufacturing—1.7%
3,275,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	3,370,627
175,000	EMRLD Borrower LP, Sr. Secd. Note, 144A, 6.750%, 7/15/2031	181,968
250,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	256,136
1,575,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,636,267
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	$ 644,269
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	648,336
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	260,118
1,500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,520,768
	TOTAL	8,518,489
	Energy - Midstream—0.2%
800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	813,939
	Finance Companies—2.8%
1,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	2,070,196
1,800,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	1,808,874
750,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	747,221
500,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	506,097
75,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	77,029
400,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	413,346
1,800,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	1,764,592
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	787,484
1,725,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,612,312
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	411,306
750,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	750,219
1,100,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,085,770
700,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	700,159
825,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	821,586
675,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	687,260
	TOTAL	14,243,451
	Food & Beverage—2.5%
1,225,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,220,681
2,250,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,326,064
3,600,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	3,608,674
600,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	615,337
1,275,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,290,056
375,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	385,998
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	391,371
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,232,745
650,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	655,029
975,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,006,104
	TOTAL	12,732,059
	Gaming—3.4%
1,600,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,593,817
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	458,297
1,650,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,626,215
550,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	561,337
375,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	385,966
750,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	717,645
475,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	476,126
1,500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,540,569
500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	520,369
1,450,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,439,700
450,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	458,333
1,125,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,146,846
775,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	782,394
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 650,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	$ 668,173
1,425,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,402,022
725,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	684,541
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	647,729
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	495,263
1,125,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	1,211,817
375,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	381,066
	TOTAL	17,198,225
	Health Care—5.5%
2,150,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,117,881
1,025,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	975,703
1,975,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,944,531
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	381,260
375,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	298,470
525,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	475,413
675,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	655,810
975,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	1,000,106
275,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	285,899
175,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	182,093
550,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	549,821
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	598,875
650,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	669,104
1,175,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,215,388
1,275,000	Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	1,230,603
6,350,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	6,299,792
450,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	461,995
2,225,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	2,292,124
1,650,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	1,652,226
750,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	733,088
600,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	595,053
400,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	399,606
750,000	Tenet Healthcare Corp., 6.250%, 2/1/2027	750,382
850,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	880,663
1,075,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,076,536
	TOTAL	27,722,422
	Health Insurance—0.1%
350,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	354,207
	Independent Energy—2.6%
1,450,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,513,280
499,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	509,920
800,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	798,973
650,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	663,807
375,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	381,561
225,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	271,999
450,000	Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	475,653
900,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	932,782
1,000,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	1,025,761
500,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	518,900
1,100,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	1,141,995
425,000	Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	417,861
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 225,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	$ 228,814
625,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	2,594
1,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,331,487
375,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	367,088
1,775,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,738,292
675,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	676,013
		TOTAL	12,996,780
		Industrial - Other—1.4%
200,000		Madison Iaq LLC, Sr. Secd. Note, 144A, 4.125%, 6/30/2028	195,375
4,525,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	4,474,186
2,300,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,364,784
		TOTAL	7,034,345
		Insurance - P&C—10.1%
200,000		Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	206,101
1,500,000		Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	1,563,795
525,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	517,958
950,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	948,879
1,000,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,031,682
2,000,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	2,068,037
900,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	918,861
3,575,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,476,869
1,550,000		Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	1,594,549
800,000		Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	837,735
5,850,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	6,154,693
3,125,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	3,246,484
5,900,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	5,887,713
2,075,000		Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	2,165,616
2,075,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	2,074,604
3,350,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,490,579
2,200,000		Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	2,313,135
1,975,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	1,965,882
3,750,000		Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	3,903,068
1,050,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	1,018,642
1,425,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,442,016
3,900,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	4,094,721
		TOTAL	50,921,619
		Lodging—1.6%
800,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	732,924
300,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	288,811
325,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	326,419
450,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	456,334
1,350,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,379,040
400,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	398,042
675,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	694,464
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	154,585
1,100,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,135,607
1,000,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	976,897
1,400,000		XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,440,212
		TOTAL	7,983,335
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—2.8%
$ 500,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	$ 375,941
1,475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	1,463,033
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	325,932
550,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	537,280
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	649,580
950,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	1,002,913
2,700,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,595,553
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	288,584
150,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	107,250
300,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	256,125
925,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	899,335
275,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	293,289
1,950,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	1,840,921
825,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	829,641
500,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	518,503
2,000,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	1,597,890
400,000	WMG Acquisition Corp., Sr. Secd. Note, 144A, 3.750%, 12/1/2029	381,846
	TOTAL	13,963,616
	Metals & Mining—0.6%
1,025,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	988,401
700,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	707,850
475,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	485,293
750,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	773,570
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	257,765
	TOTAL	3,212,879
	Midstream—3.9%
1,125,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,121,703
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,472,023
1,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	1,095,810
450,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	463,859
1,150,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,193,357
750,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	789,311
2,975,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,855,169
2,725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,634,659
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	388,029
1,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,549,458
175,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	176,397
250,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	255,001
275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	283,790
1,250,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	1,279,095
1,000,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,045,065
1,975,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	1,956,412
	TOTAL	19,559,138
	Oil Field Services—0.2%
1,000,000	Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	1,040,760
	Packaging—3.4%
553,295	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	16,599
2,900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,686,333
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	279,589
675,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	613,668
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 750,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	$ 768,671
1,200,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	1,223,845
1,400,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,437,233
250,000	Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	256,765
1,600,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,645,109
600,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	606,589
500,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	507,097
525,000	Mauser Packaging Solutions Holding Co., Sr. Secd. Note, 144A, 7.875%, 4/15/2027	530,803
325,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	310,441
525,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	535,094
850,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	881,041
225,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	223,928
1,325,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,344,341
250,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	262,642
750,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	800,699
2,050,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	2,220,736
	TOTAL	17,151,223
	Paper—0.7%
1,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,836,188
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	260,932
900,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	842,092
400,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	397,330
	TOTAL	3,336,542
	Pharmaceuticals—2.5%
1,400,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	1,449,647
3,825,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	3,923,846
2,375,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,309,170
1,350,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	1,384,595
1,450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,345,094
625,000	Organon Finance 1 LLC, Sr. Secd. Note, 144A, 4.125%, 4/30/2028	604,364
1,750,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,534,477
	TOTAL	12,551,193
	Restaurant—1.8%
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	358,592
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	4,033,327
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	984,011
400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	405,310
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	332,737
600,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	598,716
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,775,490
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	251,342
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	348,338
	TOTAL	9,087,863
	Retailers—3.3%
1,150,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	1,152,949
525,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	511,746
1,550,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,505,535
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	360,372
1,325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	1,343,469
625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	585,570
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 800,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	$ 730,889
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	256,227
1,250,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	1,324,748
2,200,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,087,053
1,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	1,176,603
1,150,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	1,217,130
975,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	974,508
1,400,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	1,457,309
1,750,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	1,753,405
	TOTAL	16,437,513
	Supermarkets—0.6%
825,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	782,992
775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	775,902
1,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,203,458
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	406,780
	TOTAL	3,169,132
	Technology—14.0%
3,500,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,474,355
2,200,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	2,303,380
750,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	716,210
2,825,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	2,672,291
3,325,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	3,452,485
1,725,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	1,742,458
675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	687,818
675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	716,754
1,800,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,777,282
1,025,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,024,011
1,975,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,985,450
225,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	230,879
2,025,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	2,093,858
1,575,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,513,714
500,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	509,209
1,200,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	1,190,991
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	666,103
850,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	862,950
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	486,862
550,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	558,219
1,225,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	1,284,157
300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	283,397
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	173,599
1,850,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	1,893,251
3,075,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	2,985,441
1,250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,283,088
1,000,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,020,765
1,825,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	1,882,115
1,100,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	1,132,071
5,300,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,922,409
850,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	838,234
607,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	597,962
1,200,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,249,856
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 575,000		Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	$ 559,795
250,000		Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	236,615
550,000		Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	509,146
575,000		Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	593,588
4,050,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,949,072
1,450,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,436,577
225,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	225,211
700,000		Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	742,771
1,999,000		Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,265,976
350,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	338,233
875,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	883,410
125,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	115,473
450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	466,179
300,000		Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	310,382
2,650,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,648,205
425,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	439,865
950,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	910,131
1,275,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,227,354
2,875,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	2,968,696
1,025,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	969,957
350,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	359,760
		TOTAL	70,368,020
		Transportation Services—0.3%
1,450,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,502,077
		Utility - Electric—2.2%
1,575,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,523,491
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,713,836
1,475,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,534,798
1,175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,176,594
1,325,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	1,403,065
475,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	466,323
850,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	873,323
950,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	996,341
1,350,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,416,749
		TOTAL	11,104,520
		Wireless Communications—0.3%
1,300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,289,955
		TOTAL CORPORATE BONDS (IDENTIFIED COST $478,603,235)	480,768,476
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
4,686	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $3,185,281)	67,572
		WARRANTS—0.0%
		Media Entertainment—0.0%
5,680	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	57
947	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	9
		TOTAL WARRANTS (IDENTIFIED COST $1,912)	66
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	INVESTMENT COMPANY—3.5%
17,451,159	Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[4] (IDENTIFIED COST $17,451,159)	$ 17,451,159
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $499,241,587)[5]	498,287,273
	OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	4,095,712
	NET ASSETS—100%	$502,382,985
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$17,993,801
Purchases at Cost	$67,803,632
Proceeds from Sales	$(68,346,274)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$17,451,159
Shares Held as of 9/30/2025	17,451,159
Dividend Income	$419,845

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $497,173,063.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$480,768,476	$—	$480,768,476
Equity Security:
Common Stock
Domestic	—	—	67,572	67,572
Warrants	—	—	66	66
Investment Company	17,451,159	—	—	17,451,159
TOTAL SECURITIES	$17,451,159	$480,768,476	$67,638	$498,287,273
Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2025	Year Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.75	$6.71	$6.48	$7.19	$7.58	$6.54
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.36	0.37	0.35	0.33	0.34
Net realized and unrealized gain (loss)	0.18	0.04	0.23	(0.69)	(0.37)	1.07
Total From Investment Operations	0.36	0.40	0.60	(0.34)	(0.04)	1.41
Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.37)	(0.37)	(0.35)	(0.37)
Net Asset Value, End of Period	$6.93	$6.75	$6.71	$6.48	$7.19	$7.58
Total Return[2]	5.45%	6.13%	9.61%	(4.70)%	(0.64)%	21.86%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	5.36%[4]	5.38%	5.67%	5.37%	4.44%	4.64%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.15%	0.13%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$275,877	$278,734	$298,295	$324,008	$387,138	$419,564
Portfolio turnover[6]	16%	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2025	Year Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.72	$6.68	$6.45	$7.16	$7.56	$6.52
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.31	0.31	0.30	0.27	0.28
Net realized and unrealized gain (loss)	0.18	0.04	0.24	(0.70)	(0.38)	1.07
Total From Investment Operations	0.33	0.35	0.55	(0.40)	(0.11)	1.35
Less Distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.32)	(0.31)	(0.29)	(0.31)
Net Asset Value, End of Period	$6.90	$6.72	$6.68	$6.45	$7.16	$7.56
Total Return[2]	5.03%	5.29%	8.76%	(5.50)%	(1.58)%	20.95%
Ratios to Average Net Assets:
Net expenses[3]	1.72%[4]	1.72%	1.72%	1.72%	1.71%	1.71%
Net investment income	4.53%[4]	4.56%	4.85%	4.55%	3.62%	3.85%
Expense waiver/reimbursement[5]	0.06%[4]	0.07%	0.08%	0.06%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,053	$16,509	$19,952	$25,044	$34,895	$49,852
Portfolio turnover[6]	16%	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2025	Year Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.74	$6.70	$6.47	$7.18	$7.58	$6.54
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.38	0.39	0.37	0.35	0.36
Net realized and unrealized gain (loss)	0.18	0.04	0.23	(0.70)	(0.38)	1.06
Total From Investment Operations	0.37	0.42	0.62	(0.33)	(0.03)	1.42
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.39)	(0.38)	(0.37)	(0.38)
Net Asset Value, End of Period	$6.92	$6.74	$6.70	$6.47	$7.18	$7.58
Total Return[2]	5.59%	6.41%	9.90%	(4.47)%	(0.52)%	22.17%
Ratios to Average Net Assets:
Net expenses[3]	0.64%[4]	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	5.61%[4]	5.63%	5.93%	5.61%	4.69%	4.89%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.14%	0.13%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,644	$60,494	$59,036	$68,360	$99,434	$101,547
Portfolio turnover[6]	16%	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2025	Year Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.75	$6.71	$6.47	$7.18	$7.58	$6.54
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.38	0.39	0.37	0.35	0.36
Net realized and unrealized gain (loss)	0.17	0.04	0.24	(0.70)	(0.38)	1.06
Total From Investment Operations	0.36	0.42	0.63	(0.33)	(0.03)	1.42
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.39)	(0.38)	(0.37)	(0.38)
Net Asset Value, End of Period	$6.92	$6.75	$6.71	$6.47	$7.18	$7.58
Total Return[2]	5.44%	6.41%	10.07%	(4.46)%	(0.51)%	22.18%
Ratios to Average Net Assets:
Net expenses[3]	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	5.62%[4]	5.64%	5.92%	5.62%	4.70%	4.88%
Expense waiver/reimbursement[5]	0.06%[4]	0.07%	0.08%	0.06%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,810	$110,499	$67,168	$55,217	$74,977	$71,801
Portfolio turnover[6]	16%	24%	35%	7%	28%	37%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $17,451,159 of investments in affiliated holdings* (identified cost $499,241,587, including $17,451,159 of identified cost in affiliated holdings)	$498,287,273
Cash	149,625
Income receivable	7,798,174
Income receivable from affiliated holdings	67,038
Receivable for shares sold	245,609
Total Assets	506,547,719
Liabilities:
Payable for investments purchased	3,600,000
Payable for shares redeemed	359,754
Payable for investment adviser fee (Note 5)	6,089
Payable for administrative fee (Note 5)	1,065
Payable for distribution services fee (Note 5)	9,323
Payable for other service fees (Notes 2 and 5)	85,632
Accrued expenses (Note 5)	102,871
Total Liabilities	4,164,734
Net assets for 72,536,545 shares outstanding	$502,382,985
Net Assets Consist of:
Paid-in capital	$591,294,603
Total distributable earnings (loss)	(88,911,618)
Net Assets	$502,382,985
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($275,876,624 ÷ 39,813,597 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$6.93
Offering price per share (100/95.50 of $6.93)	$7.26
Redemption proceeds per share	$6.93
Class C Shares:
Net asset value per share ($15,053,119 ÷ 2,181,912 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$6.90
Offering price per share	$6.90
Redemption proceeds per share (99.00/100 of $6.90)	$6.83
Institutional Shares:
Net asset value per share ($56,643,552 ÷ 8,185,297 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.92
Offering price per share	$6.92
Redemption proceeds per share	$6.92
Class R6 Shares:
Net asset value per share ($154,809,690 ÷ 22,355,739 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$6.92
Offering price per share	$6.92
Redemption proceeds per share	$6.92

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended September 30, 2025 (unaudited)

Investment Income:
Interest	$14,746,899
Dividends received from affiliated holdings*	419,845
TOTAL INCOME	15,166,744
Expenses:
Investment adviser fee (Note 5)	1,212,787
Administrative fee (Note 5)	191,270
Custodian fees	12,870
Transfer agent fees (Note 2)	206,331
Directors’/Trustees’ fees (Note 5)	5,594
Auditing fees	21,320
Legal fees	7,645
Portfolio accounting fees	79,594
Distribution services fee (Note 5)	58,531
Other service fees (Notes 2 and 5)	359,715
Share registration costs	48,777
Printing and postage	22,652
Miscellaneous (Note 5)	17,954
TOTAL EXPENSES	2,245,040
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(149,971)
Reimbursement of other operating expenses (Notes 2 and 5)	(106,680)
TOTAL WAIVER AND REIMBURSEMENTS	(256,651)
Net expenses	1,988,389
Net investment income	13,178,355
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(608,811)
Net change in unrealized depreciation of investments	13,111,144
Net realized and unrealized gain (loss) on investments	12,502,333
Change in net assets resulting from operations	$25,680,688

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2025	Year Ended 3/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,178,355	$24,582,019
Net realized gain (loss)	(608,811)	(5,710,948)
Net change in unrealized appreciation/depreciation	13,111,144	7,981,247
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,680,688	26,852,318
Distributions to Shareholders:
Class A Shares	(7,381,399)	(15,531,019)
Class C Shares	(352,874)	(828,296)
Institutional Shares	(1,620,556)	(3,443,149)
Class R6 Shares	(3,700,697)	(4,596,558)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,055,526)	(24,399,022)
Share Transactions:
Proceeds from sale of shares	62,244,477	88,361,855
Net asset value of shares issued to shareholders in payment of distributions declared	12,222,203	22,520,650
Cost of shares redeemed	(50,944,974)	(91,551,414)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,521,706	19,331,091
Change in net assets	36,146,868	21,784,387
Net Assets:
Beginning of period	466,236,117	444,451,730
End of period	$502,382,985	$466,236,117
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $256,651 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended September 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$146,109	$(85,723)
Class C Shares	8,885	—
Institutional Shares	32,162	(20,957)
Class R6 Shares	19,175	—
TOTAL	$206,331	$(106,680)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information

For the six months ended September 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$340,205
Class C Shares	19,510
TOTAL	$359,715
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2025		Year Ended 3/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	908,730	$6,230,218	1,861,754	$12,601,052
Shares issued to shareholders in payment of distributions declared	986,638	6,726,838	2,084,695	14,070,772
Shares redeemed	(3,377,508)	(23,073,212)	(7,115,421)	(48,117,713)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,482,140)	$(10,116,156)	(3,168,972)	$(21,445,889)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 9/30/2025		Year Ended 3/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	38,230	$258,749	231,291	$1,566,193
Shares issued to shareholders in payment of distributions declared	51,966	352,822	122,598	824,366
Shares redeemed	(364,581)	(2,469,143)	(883,839)	(5,959,683)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(274,385)	$(1,857,572)	(529,950)	$(3,569,124)
	Six Months Ended 9/30/2025		Year Ended 3/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	666,322	$4,554,945	2,952,540	$20,078,640
Shares issued to shareholders in payment of distributions declared	214,201	1,458,235	454,192	3,063,133
Shares redeemed	(1,668,874)	(11,348,463)	(3,243,370)	(21,972,354)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(788,351)	$(5,335,283)	163,362	$1,169,419
	Six Months Ended 9/30/2025		Year Ended 3/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,492,749	$51,200,565	7,982,530	$54,115,970
Shares issued to shareholders in payment of distributions declared	540,171	3,684,308	675,533	4,562,379
Shares redeemed	(2,057,326)	(14,054,156)	(2,294,952)	(15,501,664)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,975,594	$40,830,717	6,363,111	$43,176,685
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,430,718	$23,521,706	2,827,551	$19,331,091
4. FEDERAL TAX INFORMATION
At September 30, 2025, the cost of investments for federal tax purposes was $497,173,063. The net unrealized appreciation of investments for federal tax purposes was $1,114,210. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $10,383,522 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,269,312.
As of March 31, 2025, the Fund had a capital loss carryforward of $89,525,668 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$170,362	$89,355,306	$89,525,668
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended September 30, 2025, the Adviser voluntarily waived $142,896 of its fee and voluntarily reimbursed $106,680 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2025, the Adviser reimbursed $7,075. Certain of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2025, the Sub-Adviser earned a fee of $513,547.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$58,531
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2025, FSC retained $4,441 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2025, FSC retained $8,586 in sales charges from the sale of Class A Shares. For the six months ended September 30, 2025, FSC did not retain any CDSC relating to redemptions of Class A or Class C Shares.
Other Service Fees
For the six months ended September 30, 2025, FSSC received $37,085 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.73%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2025, were as follows:
Purchases	$96,980,892
Sales	$73,378,160
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2025, the Fund had no outstanding loans. During the six months ended September 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2025, there were no outstanding loans. During the six months ended September 30, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Sustainable High Yield Bond Fund, Inc.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8110103 (11/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Sustainable High Yield Bond Fund, Inc.: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Sustainable High Yield Bond Fund, Inc.: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Sustainable High Yield Bond Fund, Inc.: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Sustainable High Yield Bond Fund, Inc.: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Sustainable High Yield Bond Fund, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025